Insurance Contracts_Assumptions And Basis For The Insurance Liability Adequacy Test(Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	10.74%	11.38%
Basis	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent one year	Ratio of maintenance costs incurred to earned premiums by the types of contracts for the most recent one year
General Insurance | Claim survey cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	4.70%	4.54%
Basis	Ratio of claim survey cost to insurance claim payments by the type of contracts for the most recent three years	Ratio of claim survey cost to insurance claim payments by the type of contracts for the most recent three years
General Insurance | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	70.74%	64.95%
Basis	Ratio of final loss incurred to earned premiums by the type of contracts for the most recent five years	Ratio of final loss incurred to earned premiums by the type of contracts for the most recent five years
Automobile insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.00%	9.94%
Basis	Ratio of maintenance costs incurred to earned premiums by the types of collaterals for the most recent one year	Ratio of maintenance costs incurred to earned premiums by the types of collaterals for the most recent one year
Automobile insurance | Claim survey cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	8.40%	8.84%
Basis	Ratio of claim survey cost to insurance claim payments by the type of collaterals for the most recent three years	Ratio of claim survey cost to insurance claim payments by the type of collaterals for the most recent three years
Automobile insurance | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	78.20%	78.44%
Basis	Ratio of final loss incurred to earned premiums by the type of collaterals for the most recent five years	Ratio of final loss incurred to earned premiums by the type of collaterals for the most recent five years
Long-term Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	6.46%	6.60%
Basis	Calculated using future expense plan based on the most recent one-year experience statistics	Calculated using future expense plan based on the most recent one-year experience statistics
Long-term Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Calculated based on the recent five-year experience statistics	Calculated based on the recent five-year experience statistics
Long-term Insurance | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1.48%	1.51%
Long-term Insurance | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	35.44%	34.13%
Long-term Insurance | Risk Rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics	Calculated by ratio of insurance claim payments to risk premiums based on the recent seven-year experience statistics
Long-term Insurance | Risk Rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	11.90%	13.10%
Long-term Insurance | Risk Rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1055.20%	1037.30%
Long-term Insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Calculated by applying interest rate scenario which is risk-free rate scenario adjusted by liquidity premium. This is presented by the Financial Supervisory Service	Calculated by applying interest rate scenario which is risk-free rate scenario adjusted by liquidity premium. This is presented by the Financial Supervisory Service
Long-term Insurance | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.83%	1.53%
Long-term Insurance | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	15.42%	8.34%
KB Life Insurance Co., Ltd. | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the most recent five-year experience statistics	Ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period, based on the most recent five-year experience statistics
KB Life Insurance Co., Ltd. | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.00%	0.00%
KB Life Insurance Co., Ltd. | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	65.50%	65.39%
KB Life Insurance Co., Ltd. | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Ratio of number of accidents to the number of holding insurances, by collateral, gender and elapsed period, based on the most recent seven-year experience statistics	Ratio of number of accidents to the number of holding insurances, by collateral, gender and elapsed period, based on the most recent seven-year experience statistics
KB Life Insurance Co., Ltd. | Loss ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	24.00%	11.00%
KB Life Insurance Co., Ltd. | Loss ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	156.00%	132.00%
KB Life Insurance Co., Ltd. | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
KB Life Insurance Co., Ltd. | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.98%	1.04%
KB Life Insurance Co., Ltd. | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	15.33%	5.79%
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Ratio of cancelled premiums to premiums by product group and elapsed period, based on the most recent five-year experience statistics
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	2.00%
Prudential Life Insurance Company of Korea Ltd. | Lapse ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	28.00%
Prudential Life Insurance Company of Korea Ltd. | Loss ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Calculated by ratio of insurance claim payments to risk premiums based on the recent five-year experience statistics
Prudential Life Insurance Company of Korea Ltd. | Loss ratio | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	21.00%
Prudential Life Insurance Company of Korea Ltd. | Loss ratio | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	312.00%
Prudential Life Insurance Company of Korea Ltd. | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Estimated investment yield based on the interest rate scenario provided by the Financial Supervisory Service adjusted by risk spread
Prudential Life Insurance Company of Korea Ltd. | Discount rate | Bottom Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.85%
Prudential Life Insurance Company of Korea Ltd. | Discount rate | Top Of Range Member
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	16.27%